Document and Entity Information	Aug. 21, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 21, 2024
Entity File Number	001-36333
Entity Registrant Name	BIO-PATH HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0652870
Entity Address State Or Province	TX
Entity Address, Address Line One	4710 Bellaire Boulevard
Entity Address, Adress Line Two	Suite 210
Entity Address, City or Town	Bellaire
Entity Address, Postal Zip Code	77401
City Area Code	832
Local Phone Number	742-1357
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BPTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001133818
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false